Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 – SUBSEQUENT EVENTS

In October 2017, the Company engaged Garden State Securities to develop potential accredited investors to participate in the Company’s private offering to raise up to $3,000,000 in convertible Preferred Series A stock. Each unit consisted of (i) three shares of Series A Convertible Preferred Stock of the Company (the “Series A”) and (ii) a warrant to purchase 1,936 shares of the Company’s common stock at $1.25 per share (the “Warrants). Each Series A share is convertible into 1,000 shares of common stock of the Company. The minimum subscription amount was 84 Units for $252,000, at $3,000 per unit. The purchase of the Series A have registration rights to have the Company register the underlying common shares. October 24, 2017 an accredited investor purchased 117 Units which consisted of 117 Series A and Warrants to purchase 226,512 shares of common stock for $351,000. The Company received a total of $295,410 after fees and expenses. The conversion price of the stock is the lower of $1.00 or a potential 20% discount to the market price at the date of conversion. On November 8, 2017, the Company terminated the Unit offering.

On November 8, 2017, the Company issued a secured convertible debenture (the “Note”) to Yorkville Advisors Global, LP (“Yorkville”) in the principal amount of $1,750,000 with interest at 5% per annum (15% on default) and due 18 months from closing. The Note is secured by all the assets of the Company and its subsidiaries STI, STE and Zelda. The Note Conversion Price are convertible into common stock of the Company at $1.00 per share (the “Conversion Price”). The Conversion Price may be adjusted by Yorkville on the earlier of (a) the 90-day anniversary of the closing with effectiveness of a registration statement or (b) the 180-day anniversary of the closing to a 20% discount to the lowest daily VWAP over the prior 10 trading days, if lower than $1.00 per share (“Ownership Cap”). Subject to the Ownership Cap, the Note will automatically convert if the Company’s stock has traded 250% above the Conversion Price for a period of 20 consecutive trading days provided that the shares can be sold pursuant to an effective registration statement or Rule 144 without any limitations, and the Company’s common stock has an average daily trading value of $350,000 per day for a period of 20 consecutive trading days. The Company will repay the outstanding principal of the Note in equal installments of $250,000 per month starting on the 270-day anniversary of the closing date either in cash by paying the installment amount plus the Redemption Premium or in kind through conversion into free trading common stock at a price equal to the less of (i) the Fixed Conversion Price, or (ii) a 20% discount to the lowest daily VWAP of the Common Stock during the 10 trading days prior to the payment date (or any combination of cash and stock). The Company will not be required to make a monthly amortization payment if the 10-day lowest VWAP is at or above 125% of the then effective Conversion Price. Yorkville will have the option to defer any monthly amortization payment to the maturity date at its sole discretion. The stock component of each monthly amortization payment will be limited to 300% of the average daily dollar traded value over the previous 10 trading days. The Company may redeem in cash amounts owed under the Note prior to the maturity date by provided Yorkville with 10 business days advance note provided that the common stock is trading below the conversion price at the time of the redemption note. The Company shall pay the redemption premium equal to the percentage of the principal amount being redeemed as follows: 10% for first 180 days following the closing, 15% for day 181 to 360 following the closing; and 20% for day 361 to the maturity date. The Company will grant Yorkville 5 years warrants to purchase 1,137,500 shares of the Company at $1.10 per share. The Company shall pay 5% of aggregate funding as commitment fee to Yorkville and $15,000 towards due diligence and structuring fee. The Company netted $1,647,500 after fee and expenses.

NOTE 11 – SUBSEQUENT EVENTS

In February 2017, the Company entered into a Consulting Agreement with a third party (“Consultant”) for providing numerous services including but not limited to business development, sales promotion, introduction to new business opportunities, strategic analysis, and, sales and marketing activities. The terms of the Consulting agreement include a cash compensation of $40,000 a month for twelve month and stock compensation up to 900,000 shares of the Company’s common stock, currently valued at $1,044,000 which will be recognized as an expense as the shares are issued. The Company or the Consultant may cancel the contract at any time with 30 days-notice within the first 90 days from the date of the agreement. The Company has issued 300,000 shares to the Consultant through March 2017 per the agreement.

In February 2017, the Company executed two promissory notes and borrowed $300,000 from the relatives of one of the directors of the Company. The notes are payable on demand and carry an interest of 14% per annum.

In March 2017, the Board of Directors of the Company authorized a Private Placement Offering per Reg. D of up to $1,650,000 in shares of common stock to accredited investors providing for stock to be issued at $.80 per share. As of March 29, 2017, the Company has raised a total of $250,000 through an issuance of 312,500 shares.

On January 6, 2017, the company extended an offer to Dennis G. Forchic to become CEO. Mr. Forchic accepted the offer and contracts were executed on March 27, 2017. Mr. Forchic joined the Board of Directors in March 2017. The Employment Agreement provides for a base compensation of $162,000 per annum, a grant of 5,411,765 shares valued at $2,760,000, the purchase of an additional 784,314 shares valued at $400,000 for a consideration of $100,000, all shares issued under the ‘34 Act Rule 144 restriction. In addition, Mr. Forchic was granted an option to purchase 3,000,000 shares at $0.60 per share, with 33.3% of these shares vesting on the one year anniversary of the date of grant and the remainder vesting in equal installments at the end of each month thereafter. The options were valued at $822,713 using a Black Scholes options pricing model and will be amortized as an expense over the vesting period.